Document And Entity Information	3 Months Ended
May 31, 2024
Document Information Line Items
Entity Registrant Name	KAROOOOO LTD.
Document Type	6-K
Current Fiscal Year End Date	--02-28
Amendment Flag	false
Entity Central Index Key	0001828102
Document Period End Date	May 31, 2024
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q1
Entity File Number	001-40300